Trade receivables and other current assets	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets	Trade receivables and other current assets
8.1 TRADE RECEIVABLES

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Trade receivables	1,090	101
Trade receivables	1,090	101
As of June 30, 2023, trade receivables balance only relates to the recharge invoice to LianBio of cumulated development costs since 2021, as per the GTCA signed with the Company in June 2023 (see Note 4.1 LianBio for more details).

8.2 OTHER CURRENT ASSETS

Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Research tax credit receivable	5,488	4,091
VAT receivable	1,437	1,055
Prepaid expenses	2,236	2,981
Other receivables	1,747	2,741
Other current assets	10,909	10,868
As of June 30, 2023, €2.2 million prepaid expenses mainly relate to research agreements with MD Anderson for €1.4 million as compared to €1.5 million as of December 31, 2022 (see Note 4.4 Collaboration agreement with MD Anderson), €0.7 million related to invoices received for third party services beyond the closing period, mainly related to IT, insurance and other invoices related to annual administrative contracts, and €0.2 million related to purchases of clinical product not yet consumed as of closing date.

Other receivables are mainly comprised of advance payments to suppliers amounting of €1.4 million as of June 30, 2023, as compared to €2.6 million as of December 31, 2022. This amount is mainly related to advance payments to ICON for €0.8 million, and Imaging EndPoints for €0.5 million in connection with the execution of the 312 study. The significant decrease observed during the six months ended June 30 2023 is mainly due to ICON, for which prepayments were offset by recorded services invoices.

Research tax credit

The Company is eligible for the Research Tax Credit - CIR (Crédit d’Impôt Recherche) issued by the French tax authorities.

The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2022	4,091
2023 research tax credit – Nanobiotix S.A. (1)	1,504
2023 research tax credit – Curadigm S.A.S (1)	100
Receipt of 2022 research tax credit - Curadigm S.A.S	(207)
Receivable as of June 30, 2023	5,488
(1) See Note 15 Revenue and other income.